Property, Plant and Equipment: (Details 1) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Property Plant And Equipment Details [Abstract]
Cost: Machinery and equipment	$ 18,985,828	$ 18,985,828
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	18,985,828	18,985,828
Cost: Furniture and office equipment	529,648	529,648
Accumulated Depreciation: Furniture and office equipment	(509,240)	(501,190)
Net: Furniture and office equipment	20,408	28,458
Cost: Leasehold improvements	41,190	41,190
Accumulated Depreciation: Leasehold improvements	(41,190)	(41,190)
Net: Leasehold improvements	0	0
Cost: Venezuelan property and equipment	171,445	171,445
Accumulated Depreciation: Venezuelan property and equipment	(157,445)	(157,445)
Net: Venezuelan property and equipment	14,000	14,000
Cost: Mineral property		275,010
Accumulated Depreciation: Mineral property		0
Net: Mineral property		275,010
Total cost, property , plant and equipment	19,728,111	20,003,121
Total Accumulated Depreciation, property, plant and equipment	(707,875)	(699,825)
Total Net Property, plant and equipment	$ 19,020,236	$ 19,303,296